MUSQ Global Music Industry Index ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 98.6%

China — 9.6%

Communication Services — 9.6%
Cloud Music*	19,050	$616,395
Tencent Music Entertainment Group ADR	80,380	1,687,176
		2,303,571

Germany — 7.0%

Communication Services — 7.0%
CTS Eventim	14,714	1,671,452

Japan — 12.1%

Communication Services — 3.0%
Avex	42,700	362,324
NexTone*	29,100	358,106
		720,430

Consumer Discretionary — 9.1%
PIA*	9,700	192,073
Roland	17,200	361,155
Sony Group	13,900	340,076
Yamaha	177,300	1,281,197
		2,174,501
		2,894,931
Netherlands — 9.4%

Communication Services — 9.4%
Universal Music Group	77,406	2,248,531

South Korea — 9.6%

Communication Services — 8.8%
CUBE ENTERTAINMENT*	13,577	160,559
HYBE	5,254	983,136
JYP Entertainment	6,766	354,693
SM Entertainment	2,613	250,786
YG Entertainment	3,348	205,448
YG PLUS*	24,686	152,908
		2,107,530

Consumer Discretionary — 0.8%
Dreamus*	115,542	185,377
		2,292,907
Taiwan — 0.5%

Consumer Discretionary — 0.5%
Merry Electronics	31,178	119,082

United States — 50.4%

Communication Services — 36.2%
Alphabet, Cl A	6,038	1,158,692
Live Nation Entertainment*	16,402	2,422,576
Madison Square Garden Entertainment, Cl A*	21,329	806,023
Reservoir Media*	47,299	375,554
Sphere Entertainment*	4,230	182,102
Description	Shares	Fair Value

United States — continued

Communication Services — continued
Spotify Technology*	3,467	$2,172,214
Vivid Seats, Cl A*	214,842	333,005
Warner Music Group, Cl A	39,683	1,161,125
		8,611,291

Consumer Discretionary — 8.6%
Amazon.com*	4,949	1,158,610
Sonos*	63,743	689,062
Venu Holding*	14,827	201,054
		2,048,726

Information Technology — 5.6%
Apple	5,581	1,158,448
Dolby Laboratories, Cl A	2,554	192,418
		1,350,866
		12,010,883

Total Common Stock
(Cost $18,723,608)		23,541,357

SHORT-TERM INVESTMENT — 0.5%

Invesco Government & Agency Portfolio, Institutional Class, 4.25%(A)	129,307	129,307

Total Short-Term Investment
(Cost $129,307)		129,307

Total Investments - 99.1%
(Cost $18,852,915)		$23,670,664

Percentages are based on net assets of $23,893,779.

††	Industries are utilized for compliance purposes, whereas sectors are utilized for reporting.
*	Non-income producing security.
(A)	Rate shown is the 7-day effective yield as of January 31, 2025.

ADR — American Depositary Receipt
Cl — Class

MUS-QH-001-0500